Income Tax Expense - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 4,299	¥ 3,856	¥ 8,610
Tax calculated at the tax rate of 25% (2018: 25%, 2017:25%)	1,075	964	2,152
Lower tax rates enacted by local authority	(139)	(93)	(87)
Share of results of associates and joint ventures	(71)	(51)	(63)
Income not subject to tax	(36)	(9)	(13)
Expenses not deductible for tax	128	88	38
Utilization of previously unrecognized tax losses	(11)	(60)	(253)
Unrecognized tax losses for the year	17	28	48
Utilization of previously unrecognized deductible temporary differences	(8)	(1)	(5)
Unrecognized deductible temporary differences	3	23	2
Adjustments in respect of current tax of previous periods	(34)	61	(8)
Super deduction of research and development costs	(27)	(24)	(11)
Income tax deduction of purchase of special equipment for production safety	(78)
Income tax expense	¥ 819	¥ 926	¥ 1,800
Effective tax rate	19.05%	24.01%	20.91%